Revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2019
Revenue From Contracts With Customers [Abstract]
Summary of revenue from contracts with customers, by product
Revenue from contracts with customers, by product

			$ million
	2019	2018	2017
Crude oil	62,130	65,276	49,670
Oil products	180,528	195,466	159,821
Natural gas, LNG and NGLs	20,167	21,745	16,196
Non-oil products and other revenues from contracts with customers	13,254	13,768	12,538
Revenues from contracts with customers	276,079	296,255	238,225